SHAREHOLDERS' EQUITY (Details)			1 Months Ended	12 Months Ended
	Jul. 03, 2024 USD ($) $ / shares shares	Sep. 05, 2022 $ / shares shares	Aug. 31, 2023 $ / shares shares	Mar. 31, 2025 Vote $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2022 shares
SHAREHOLDERS' EQUITY
Number of shares convertible				1
IPO
SHAREHOLDERS' EQUITY
Option exercisable tterm for underwriters	45 days
Class A ordinary share
SHAREHOLDERS' EQUITY
Common stock shares authorized				90,000,000	90,000,000
Common stock par value | $ / shares				$ 0.0001	$ 0.0001
Number of votes | Vote				1
Common stock shares issued				17,842,778	14,429,000	14,144,000
Common stock shares outstanding				17,842,778	14,429,000	14,144,000
Public offering price | $ / shares		$ 2	$ 2.3
Number of stock issued		285,000	200,000
Class A ordinary share | IPO
SHAREHOLDERS' EQUITY
Public offering price | $ / shares	$ 4
Total gross proceeds | $	$ 5,000,000
Underwriting discounts and other related expenses | $	$ 1,176,197
Number of stock issued	1,250,000
Class A ordinary share | Overallotment
SHAREHOLDERS' EQUITY
Number of stock issued	187,500
Class B ordinary share
SHAREHOLDERS' EQUITY
Common stock shares authorized				10,000,000	10,000,000
Common stock par value | $ / shares				$ 0.0001	$ 0.0001
Number of votes | Vote				10
Common stock shares issued				5,856,000	5,856,000	5,856,000
Common stock shares outstanding				5,856,000	5,856,000	5,856,000